Reporting and Accounting Policies Property, Plant, and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total cost	$ 2,585.1	$ 2,544.7
Accumulated depreciation	(1,551.1)	(1,407.4)
Balance at end of year	1,034.0	1,137.3
Land
Property, Plant and Equipment [Line Items]
Total cost	123.1	154.1
Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Total cost	844.1	904.5
Capitalized software
Property, Plant and Equipment [Line Items]
Total cost	475.4	441.2
Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Total cost	427.6	393.6
Computer equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 318.1	261.3
Useful Lives	3 years
All other property and equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 396.8	$ 390.0
Lower Limit | Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Useful Lives	7 years
Lower Limit | Capitalized software
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Lower Limit | Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Useful Lives	1 year
Lower Limit | All other property and equipment
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Upper Limit | Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Useful Lives	40 years
Upper Limit | Capitalized software
Property, Plant and Equipment [Line Items]
Useful Lives	10 years
Upper Limit | Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Useful Lives	6 years
Upper Limit | All other property and equipment
Property, Plant and Equipment [Line Items]
Useful Lives	10 years